Investments in Securities and Affiliated Companies (Schedule of Condensed Balance Sheet Statements Affiliates) (Details) (JPY ¥) In Millions, unless otherwise specified					12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008	Mar. 31, 2010 Renesas [Member]	Mar. 31, 2010 CHMC [Member]	Mar. 31, 2010 Other Affiliates [Member]	Mar. 31, 2011 Total [Member]	Mar. 31, 2010 Total [Member]
Current assets	¥ 4,900,029	¥ 4,775,197			¥ 327,687	¥ 50,535	¥ 645,257	¥ 1,305,406	¥ 1,023,479
Non-current assets					294,192	9,521	465,209	835,964	768,922
Total assets	9,185,629	8,964,464			621,879	60,056	1,110,466	2,141,370	1,792,401
Current liabilities	4,088,824	3,931,203			342,680	41,546	617,825	1,145,724	1,002,051
Non-current liabilities					135,603	1,014	100,779	334,298	237,396
Total liabilities	6,744,240	6,696,619			478,283	42,560	718,604	1,480,022	1,239,447
Equity					143,596	17,496	391,862		552,954
Stockholders' equity	2,441,389	2,267,845	2,179,352	3,313,120	141,567	17,496
Percentage of ownership in equity investees					55.00%	49.00%
Equity investment and undistributed earnings of affiliated companies, before consolidating and reconciling adjustments					77,862	8,573
Impairment loss					(10,881)	(4,232)
Other					2	(141)
Investments in affiliated companies					¥ 66,983	¥ 4,200	¥ 229,773		¥ 300,956